Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party and employee transactions
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31,	December 31,
	2021	2022
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	95,078,214	87,047,162
Qingdao Huiju	10,035,794	—
Guangzhou Huanglong Information Technology Co., Ltd.	47,953,453	29,937,746
Xinzheng Meihang Network Technology Co., Ltd.	2,854,538	—
Madison Development Limited	33,768,281	8,539,686
Suzhou Wanzhuo's non-controlling interest holders	32,032,079	29,323,571
Taicang Pengchi's non-controlling interest holders	22,194,420	23,892,970
Suzhou Rongjingchen Real Estate Co., Ltd.	22,141,569	20,269,362
Others	5,509,136	4,708,561
Total current amounts due from related parties	271,567,484	203,719,058

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	—	1,065,531
Suzhou Yefang’s non-controlling interest holders	12,546,073	11,485,225
Others	2,736,955	2,505,528
Total non-current amounts due from related parties	15,283,028	15,056,284
Total	286,850,512	218,775,342

(b)         Amounts due to related parties

	December 31,	December 31,
	2021	2022
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,771,522	1,538,601
Suzhou Wanzhuo's non-controlling interest shareholders	2,961,668	2,711,240
Xinzheng Meihang Network Technology Co., Ltd.	2,694,286	—
Henan Qingning Apartment Management Co., Ltd.	12,045,693	9,984,106
Suzhou Kairongchen Real Estate Co., Ltd.	44,995,530	41,190,880
Others	12,593,656	11,195,093
Total current amounts due to related parties	77,062,355	66,619,920
Non current:
Henan Qingning Apartment Management Co., Ltd.	10,979,186	—
Total	88,041,541	66,619,920

(c)         Amounts due from employees

	December 31,	December 31,
	2021	2022
	US$	US$
Advances to employees	1,550,469	1,466,055